Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating and Capital Leases

The aggregate future minimum lease payments for operating and capital leases as of December 31, 2017 are as follows:

	Operating	Capital
2018	$11,668	$2,232
2019	10,646	1,696
2020	7,639	181
2021	5,309	—
2022	4,625	—
Thereafter	5,105	—

Total	$44,992	$4,109